INITIAL ADOPTION OF NEW STANDARDS	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
INITIAL ADOPTION OF NEW STANDARDS

NOTE 2 - INITIAL ADOPTION OF NEW STANDARDS

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes - Simplifying the Accounting for Income Taxes” (“Topic 740”). This guidance removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This guidance also clarifies and simplifies other areas of ASC 740. This ASU became effective on January 1, 2021 and has been initially adopted by the Company on such date, which adoption resulted in no material effect on the Company’s consolidated financial statements.